Convertible notes (Tables)	12 Months Ended
Mar. 31, 2015
Convertible notes
Schedule of Convertible Notes

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Principal amount of the KKR Notes	403,315	400,175	64,554
Principal amount of the GM Notes	310,302	307,828	49,658
Cumulative interest payables	64,136	107,848	17,398

Carrying amount	777,753	815,851	131,610

Schedule of Interest Relating to KKR Notes and GM Notes

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

KKR Notes interest incurred	45,959	50,475	53,222	8,586
GM Notes interest incurred	18,761	37,994	40,008	6,454
Amortization of debt issuance costs	3,062	3,610	3,610	582
Interest cost capitalized	(1,207)	(24,822)	—	—

Total interest expense	66,575	67,257	96,840	15,622